Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (22,727)	$ (8,368)	$ (5,118)
Items not affecting cash and cash equivalents:
Amortization of deferred revenues	(1,704)	(1,670)	1,257
Share-based compensation costs	544	311	61
Provision for restructuring and other costs	(28)	23	(383)
Impairment of intangible assets (note 10)	584
Impairment of goodwill (note 11)	7,642
(Reversal of) impairment of other assets	124		(139)
Depreciation and amortization	135	145	232
Employee future benefits	295	161	217
Gain on modification of building lease			(219)
Change in fair value of warrant liability			(1,147)
Transaction costs of warrants issued, expensed as finance cost			732
Gain on disposal of property and equipment		(1)	(2)
Interest accretion on lease liabilities	4	7	(19)
Net foreign exchange differences	16	(179)	(688)
Other non-cash items		95	133
Refund (Payment) of income taxes	831	(1,605)	(1,448)
Changes in operating assets and liabilities (note 21)	604	2,500	2,402
Net cash used in operating activities	(13,680)	(8,581)	(4,129)
Cash flows from financing activities
Proceeds from issuances of common shares and warrants (note 16)		34,200	23,500
Transaction costs		(3,221)	(2,767)
Proceeds from exercise of warrants and deferred share units		20,087
Proceeds on deferred gain	16	98
Payments on lease liabilities	(134)	(127)	(265)
Net cash (used in) provided by financing activities	(118)	51,037	20,468
Cash flows from investing activities
Purchase of intangible assets		(609)
Purchase of property and equipment	(11)	(30)
Proceeds for disposals of property and equipment		1	6
(Decrease) increase in restricted cash equivalents	(1)	(20)	50
Net cash (used in) provided by investing activities	(12)	(658)	56
Effect of exchange rate changes on cash and cash equivalents	(879)	(769)	38
Net change in cash and cash equivalents	(14,689)	41,029	16,433
Cash and cash equivalents – beginning of year	65,300	24,271	7,838
Cash and cash equivalents – end of year	$ 50,611	$ 65,300	$ 24,271